Income Taxes (Schedule of reconciliation of the theoretical income tax expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income from continuing operations before income taxes		$ 71,928	$ 23,399	$ 22,773
Statutory tax rate		23.00%	23.00%	23.00%
Theoretical income tax expense		$ 16,543	$ 5,382	$ 5,238
Income tax on earning of previous years		5,306	0	0
Non-deductible expenses	[1]	285	239	337
Differences between Israeli shekel and dollar-adjusted financial statements, net	[2]	0	(739)	(479)
Tax rate differential		(10,715)	(3,251)	(3,340)
Other		232	(10)	194
Actual income tax expense (benefit)		$ 11,651	$ 1,621	$ 1,950

[1]	Including non-deductible share-based compensation.
[2]	The Company has elected, as from the 2021 tax year, to measure its results for tax purposes on the basis of the changes in the exchange rate of the Dollar. The Company must continue to be taxed on this basis for at least three years.